SIGNIFICANT ACCOUNTING POLICIES (Employee Defined Contribution Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
The maximum percentage amount of annual compensation each employee may contribute the the plan on an annual basis	25.00%
The maximum dollar amount each employee under the age of 50 may contribute the the plan annually	$ 16,500
The maximum dollar amount each employee over the age of 50 may contribute the the plan annually	22,000
The percentage rate of the matching contribution made by the company for each employee participating in the plan	25.00%
The maximum matching contribution that the company is entitled to make per annum	1,000,000
Total matching contributions made by the company